Provisions (Details) - Schedule of change in gross carrying amount and ECL allowances - Performance Guarantees [Member] - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Gross carrying amount [member]
Provisions (Details) - Schedule of change in gross carrying amount and ECL allowances [Line Items]
Exposure as at beginning of period	$ 2,214,370	$ 2,283,390
Net change on exposures	89,768	(54,199)
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year
Changes to models and assumptions
Foreign exchange adjustments	62,815	(14,821)
Total	2,366,953	2,214,370
Gross carrying amount [member] | Stage 1 - Individual [Member]
Provisions (Details) - Schedule of change in gross carrying amount and ECL allowances [Line Items]
Exposure as at beginning of period	1,573,058	1,804,374
Net change on exposures	72,215	(33,951)
Transfer to Stage 1	166,106	128,944
Transfer to Stage 2	(149,250)	(314,572)
Transfer to Stage 3	(62)	(459)
Impact on year-end ECL of exposures transferred between stages during the year
Changes to models and assumptions
Foreign exchange adjustments	56,572	(11,278)
Total	1,718,639	1,573,058
Gross carrying amount [member] | Stage 1 - Group [Member]
Provisions (Details) - Schedule of change in gross carrying amount and ECL allowances [Line Items]
Exposure as at beginning of period	46,523	44,325
Net change on exposures	(716)	(8,832)
Transfer to Stage 1	3,381	29,217
Transfer to Stage 2	(3,911)	(17,839)
Transfer to Stage 3	(260)	(326)
Impact on year-end ECL of exposures transferred between stages during the year
Changes to models and assumptions
Foreign exchange adjustments	123	(22)
Total	45,140	46,523
Gross carrying amount [member] | Stage 2 Individual [Member]
Provisions (Details) - Schedule of change in gross carrying amount and ECL allowances [Line Items]
Exposure as at beginning of period	589,838	420,427
Net change on exposures	21,365	(6,254)
Transfer to Stage 1	(166,106)	(128,944)
Transfer to Stage 2	150,330	314,683
Transfer to Stage 3	(765)	(6,511)
Impact on year-end ECL of exposures transferred between stages during the year
Changes to models and assumptions
Foreign exchange adjustments	6,116	(3,563)
Total	600,778	589,838
Gross carrying amount [member] | Stage 2 - Group [Member]
Provisions (Details) - Schedule of change in gross carrying amount and ECL allowances [Line Items]
Exposure as at beginning of period	615	10,970
Net change on exposures	(882)	1,305
Transfer to Stage 1	(3,381)	(29,180)
Transfer to Stage 2	3,998	18,347
Transfer to Stage 3	(47)	(826)
Impact on year-end ECL of exposures transferred between stages during the year
Changes to models and assumptions
Foreign exchange adjustments	4	(1)
Total	307	615
Gross carrying amount [member] | Stage 3 - Individual [Member]
Provisions (Details) - Schedule of change in gross carrying amount and ECL allowances [Line Items]
Exposure as at beginning of period	3,851	2,194
Net change on exposures	(1,870)	(5,241)
Transfer to Stage 1
Transfer to Stage 2	(1,080)	(111)
Transfer to Stage 3	827	6,970
Impact on year-end ECL of exposures transferred between stages during the year
Changes to models and assumptions
Foreign exchange adjustments		39
Total	1,728	3,851
Gross carrying amount [member] | Stage 3 - Group [Member]
Provisions (Details) - Schedule of change in gross carrying amount and ECL allowances [Line Items]
Exposure as at beginning of period	485	1,100
Net change on exposures	(344)	(1,226)
Transfer to Stage 1		(37)
Transfer to Stage 2	(87)	(508)
Transfer to Stage 3	307	1,152
Impact on year-end ECL of exposures transferred between stages during the year
Changes to models and assumptions
Foreign exchange adjustments		4
Total	361	485
ECL [Member]
Provisions (Details) - Schedule of change in gross carrying amount and ECL allowances [Line Items]
Exposure as at beginning of period	13,124	4,037
Net change on exposures	(5,442)	(3,235)
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	(17)	6,680
Changes to models and assumptions	(719)	5,639
Foreign exchange adjustments	83	3
Total	7,029	13,124
ECL [Member] | Stage 1 - Individual [Member]
Provisions (Details) - Schedule of change in gross carrying amount and ECL allowances [Line Items]
Exposure as at beginning of period	2,790	601
Net change on exposures	(1,284)	359
Transfer to Stage 1	247	48
Transfer to Stage 2	(277)	(222)
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	(58)	2
Changes to models and assumptions	(2)	2,002
Foreign exchange adjustments	52
Total	1,468	2,790
ECL [Member] | Stage 1 - Group [Member]
Provisions (Details) - Schedule of change in gross carrying amount and ECL allowances [Line Items]
Exposure as at beginning of period	917	277
Net change on exposures	16	(160)
Transfer to Stage 1	84	78
Transfer to Stage 2	(77)	(169)
Transfer to Stage 3	(5)	(2)
Impact on year-end ECL of exposures transferred between stages during the year	(27)	235
Changes to models and assumptions	(716)	658
Foreign exchange adjustments	3
Total	195	917
ECL [Member] | Stage 2 Individual [Member]
Provisions (Details) - Schedule of change in gross carrying amount and ECL allowances [Line Items]
Exposure as at beginning of period	6,422	1,440
Net change on exposures	(2,636)	6,341
Transfer to Stage 1	(247)	(48)
Transfer to Stage 2	1,131	237
Transfer to Stage 3	(79)	(4,038)
Impact on year-end ECL of exposures transferred between stages during the year	(362)	362
Changes to models and assumptions	(4)	2,138
Foreign exchange adjustments	28	(10)
Total	4,253	6,422
ECL [Member] | Stage 2 - Group [Member]
Provisions (Details) - Schedule of change in gross carrying amount and ECL allowances [Line Items]
Exposure as at beginning of period	3	754
Net change on exposures	(47)	(674)
Transfer to Stage 1	(84)	(68)
Transfer to Stage 2	77	179
Transfer to Stage 3	(5)	(6)
Impact on year-end ECL of exposures transferred between stages during the year	67	(172)
Changes to models and assumptions	(8)	(10)
Foreign exchange adjustments
Total	3	3
ECL [Member] | Stage 3 - Individual [Member]
Provisions (Details) - Schedule of change in gross carrying amount and ECL allowances [Line Items]
Exposure as at beginning of period	2,992	491
Net change on exposures	(1,491)	(8,647)
Transfer to Stage 1
Transfer to Stage 2	(854)	(15)
Transfer to Stage 3	79	4,038
Impact on year-end ECL of exposures transferred between stages during the year	374	6,261
Changes to models and assumptions	11	851
Foreign exchange adjustments		13
Total	1,111	2,992
ECL [Member] | Stage 3 - Group [Member]
Provisions (Details) - Schedule of change in gross carrying amount and ECL allowances [Line Items]
Exposure as at beginning of period		474
Net change on exposures		(454)
Transfer to Stage 1		(10)
Transfer to Stage 2		(10)
Transfer to Stage 3	10	8
Impact on year-end ECL of exposures transferred between stages during the year	(11)	(8)
Changes to models and assumptions
Foreign exchange adjustments
Total	$ (1)